Pension and other employee benefit plans	6 Months Ended
Sep. 30, 2019
Pension and other employee benefit plans
12. Pension and other employee benefit plans
The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Service cost-benefits earned during the period	21,726	22,729
Interest costs on projected benefit obligations	3,331	2,666
Expected return on plan assets	(19,124)	(20,158)
Amortization of prior service benefits	76	19
Amortization of net actuarial loss (gain)	(3,942)	(3,064)
Special termination benefits	1,792	2,188

Net periodic benefit cost	3,859	4,380

As previously disclosed in the consolidated financial statements for the fiscal year ended March 31, 2019, the total contribution of approximately ¥52 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2020. For the six months ended September 30, 2019, the total contribution of ¥26 billion has been paid to the pension plans. The additional contribution of ¥26 billion is expected to be paid during the remainder of the fiscal year ending March 31, 2020.